Leases and Commitments Operating Lease Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Total lease assets	$ 409	$ 429
Total lease assets	409	429
Operating lease	$ 116	$ 117
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance Lease, Liability, Current	$ 12	$ 10
Debt payable within one year	Debt payable within one year	Debt payable within one year
Operating lease	$ 265	$ 293
Other Liabilities	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance lease	$ 32	$ 26
Long-Term Debt	Long-Term Debt	Long-Term Debt
Other Assets	Other Assets	Other Assets
Operating lease	$ 363	$ 387
Other Liabilities [Member]
Leases [Abstract]
Total lease liabilities	425	446
Total lease liabilities	$ 425	$ 446
Property, Plant and Equipment
Property, Plant and Equipment, Net	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Finance lease	$ 46	$ 42